NOTES PAYABLE (Details Narrative) - USD ($)															1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2024	May 14, 2024	May 08, 2024	Apr. 02, 2024	Feb. 09, 2024	Feb. 02, 2024	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Apr. 30, 2021	May 22, 2024	Feb. 26, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 28, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 25, 2023	Jul. 31, 2023	Jun. 30, 2023	Aug. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Jan. 02, 2024	May 31, 2023
Principal amount																							$ 2,500,000
Note payable																	$ 6,337,429											$ 10,015,865		$ 10,015,865		$ 6,337,429
Interest Rate																					12.00%
Stock issued for conversion of debt, shares																							876,522
Interest																					$ 38,609		$ 115,535					501,646	$ 270,770	728,111	$ 528,683	1,109,388	$ 785,406
Payments Of Principal And Interest																												$ 443,288	$ 342,015	$ 2,143,607	$ 422,078	$ 1,287,916	$ 426,419
Proceed from advance																					1,200,000
One [Member]
Outstanding warrants					473,743												2,000,000															2,000,000			125,000	43,566
Principal amount																$ 1,100,000							$ 77,000
Restricted common stock shares issued																																		74,685
Restricted common stock value deemed																																		$ 37,338
Exercisable price																																				$ 0.60
Proceed from convertible promissory notes			$ 277,000		$ 473,743	$ 50,000										1,250,000									$ 77,000
Interest Rate					12.00%	12.00%											15.00%								15.00%
Original issue discount		10.00%	10.00%
Conversion price description			(i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion
Stock issued for conversion of debt, shares																							9,138
Conversion of account payable in amount						$ 50,000											$ 2,000,000
Quarterly installments payment for consulting services																	200,000
Interest																							$ 2,074
Two [Member]
Outstanding warrants																																				43,566
Principal amount																							$ 6,000
Exercisable price																																				$ 0.75
Proceed from convertible promissory notes																									$ 6,000
Interest Rate																									15.00%
Stock issued for conversion of debt, shares																							712
Interest																							$ 162
Three [Member]
Principal amount																							$ 40,000
Proceed from convertible promissory notes																								$ 40,000
Interest Rate																								15.00%
Stock issued for conversion of debt, shares																							4,670
Interest																							$ 412
Convertible Promissory Note [Member]
Outstanding warrants																				24,500
Convertible Promissory Note			$ 304,700			5,000							$ 1,000,000	$ 500,000		1,375,000	70,000	$ 100,000	$ 100,000	$ 350,000
Principal amount		$ 178,250	$ 304,700												$ 500,000	$ 2,375,000	$ 500,000			$ 500,000
Restricted common stock shares issued																																		51,539
Restricted common stock value deemed																																		$ 21,640
Exercisable price																				$ 2.04
Exchange Received														$ 500,000
Convertible shares of Common Stock														28,621		85,174							28,621
Common Stock shares issued to lender																												225,000		225,000
Interest Rate		12.00%											15.00%	12.00%	15.00%		12.00%	12.00%	12.00%	12.00%
Stock issued for conversion of debt, shares																							173,339
Interest rate increased		22.00%													1.50%
Common Stock at fixed conversion price														$ 0.10						$ 1.85
Origination amount															$ 65,000
Common Stock Conversion Percentage														4.99%			120.00%	120.00%
Restricted Shares, Issued													33,513	788,000
Warrant Issued								49,012					50,269	87,132						24,500							75,403
Value of warrant number of share																				13,498
Conversion price		$ 50	$ 1,416
Common Stock Term														5 years
Exercise price, per share								$ 0.24						$ 0.60			$ 1.69	$ 1.31		$ 2.04								$ 1.69		$ 1.69		$ 1.69	$ 0.24
Exercise price one													$ 0.75	$ 0.75			$ 2.03	$ 1.57									$ 125,672	$ 2.03		$ 2.03		$ 2.03
First Warrant Shares														43,566
Other Warrant Shares														43,566
Description of Maturity renegotiated														At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 202,343 shares of Common Stock		(i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share	common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion		Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion	conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90. In December 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $500,000. The maturity of the convertible note is December 18, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion							31,418
Convertible Promissory Note one						$ 5,000							$ 500,000
Warrant Term													5 years
Finance Agreement Payment												$ 40,071
Maturity date												60 years
Payments Of Principal And Interest												$ 791
Total Warrant Shares								245,059
Amount of merger included outstanding interest																							$ 1,500,000
Convertible Promissory Note [Member] | Unsecured Debt 1 [Member]
Convertible Promissory Note										$ 50,000
Interest Rate										14.00%
Maturity date										6 years
Convertible Promissory Note [Member] | Unsecured Debt 2 [Member]
Convertible Promissory Note										$ 300,000
Principal amount																							$ 300,000
Interest Rate										14.00%
Stock issued for conversion of debt, shares																							41,104
Interest																							$ 55,693
Maturity date										6 years
Convertible Promissory Note [Member] | Unsecured Debt [Member]
Convertible Promissory Note									$ 500,000																	$ 250,000
Principal amount																							$ 500,000
Interest Rate									15.00%																	15.00%						12.00%
Stock issued for conversion of debt, shares																							57,780
Interest																							$ 0
Warrant Issued									175,000																	175,000
Common Stock Term									5 years																	5 years
Exercise price, per share									$ 0.25																	$ 0.25
Exercise price one									$ 0.20																	$ 0.20
First Warrant Shares									87,500																	87,500
Other Warrant Shares									87,500																	87,500
Maturity date									6 years																	6 years
Maturity date																									Sep. 01, 2023							Dec. 31, 2023
Convertible Secured Promissory Note, Description							The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share
Secured Promissory Note Payable [Member]
Convertible Promissory Note											$ 2,000,000
Principal amount																	$ 70,000
Accrued interest due																					$ 38,609							$ 500,000		$ 500,000
Exchange Received											$ 1,970,000
Interest Rate											17.50%						12.00%			12.00%
Maintaining Minimum Cash Balance											$ 150,000
Outstanding interest and fees											$ 300,000
Promissory Note Payable [Member]
Principal amount				$ 200,000
Interest rate				16.00%
Maturity date				Jun. 30, 2024
December 2022 [Member] | Convertible Promissory Note [Member]
Outstanding warrants																																				50,269
Exercisable price																																				$ 0.75
Exercise price, per share								$ 0.30																									$ 0.30
Total Warrant Shares								157,090
August 2021 [Member] | Convertible Promissory Note [Member]
Warrant Issued													108,915
Total Warrant Shares													196,047
Satisfaction Agreement [Member] | August 2023 [Member]
Conversion of debt																						$ 1,500,000
Proceeds from sale of stock																						$ 1,500,000
Sold of common shares stock amount																				$ 1,000,000
Net return																				$ 526,257
Interest Rate																				12.00%
Accrued interest rate																				$ 1.24
Securities Purchase Agreement [Member]
Convertible Promissory Note	$ 397,622
Interest rate	12.00%
Conversion rate	100.00%
Note payable	$ 397,622